Equity affiliates, other investments and related parties - Contribution of equity affiliates (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Equity value
Total Associates	$ 9,484	$ 9,533	$ 17,244
Total Joint ventures	16,411	14,623	9,277
Total	25,895	24,156	26,521
Loans	4,562	3,733	4,532
Total Equity value and Loans	30,457	27,889	31,053
Profit/(loss)
Total Associates	1,132	(4,567)	1,186
Total Joint ventures	713	2,675	2,252
Total share of profit/(loss) of equity affiliates	1,845	(1,892)	3,438
Other comprehensive income
Total Associates	(57)	3,368	734
Total Joint ventures	(151)	129	(28)
Share of other comprehensive income of equity affiliates, net amount	$ (208)	$ 3,497	$ 706